Expenses	6 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Expenses	Expenses
Net loss includes the following expenses:

	Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Consultancy expenses:
Consulting – Corporate	693	467
Consulting – Projects	1,744	1,733
	$2,437	$2,200

Administrative and other expenses:
Legal and accounting expenses	1,466	3,781
Share base payment expenses[1]	2,827	750
Insurance Charges	819	76
Other expenses	1,477	878
	$6,589	$5,485
Employee benefits expenses:
Salaries and wages	3,708	1,730
Other employee benefit expenses	428	286
	$4,136	$2,016
Gain/loss on derivative financial instruments:
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral (2)	-	170,376
Unrealised gain on Promissory Note issued to EDF (2)	(368)	(4,666)
Unrealised gain on NETC Warrants (2)	(1,592)	(1,414)
	$(1,960)	$164,296
(1)Refer to note 15 – Reserves for more details relating to share based payment expenses.
(2)Refer to note 17 – Financial Instruments – Fair values and financial risk management for further details.

Finance costs:
Interest expense on Convertible Note 3 – AgCentral	-	431
Interest expense on Convertible Note 4 – AgCentral	-	506
Interest expense on Convertible Note 5 – AgCentral	-	58
Interest expense on Senior Convertible Notes – AgCentral & Nabors	-	309
Interest expense on Loans from shareholders – AgCentral	-	159
Interest expense on Promissory Note – EDF	532	43
Other	-	3
	$532	$1,509